Significant Accounting Policies		9 Months Ended
	Apr. 01, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Preparation

The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. The statements of operations and comprehensive loss, stockholders’ equity, and cash flows have not been presented because there have been no activities at inception of this entity.

Underwriting Commissions and Offering Costs

Underwriting commissions and offering costs to be incurred in connection with the Company’s common stock offerings will be reflected as a reduction in additional paid-in capital upon consummation of the equity financing.

Organizational Costs

Organizational costs for costs incurred to organize the Company will be expensed as incurred.

(2) SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

These condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP, and the applicable rules and regulations of the U.S. Securities and Exchange Commission, or SEC, for interim reporting.

Principles of Consolidation

All intercompany balances and transactions have been eliminated in consolidation.

Unaudited Condensed Consolidated Financial Statements

The condensed consolidated balance sheet as of September 30, 2020, the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2019 and 2020, the condensed consolidated statements of convertible preferred stock and stockholders’ equity (deficit) for the three and nine months ended September 30, 2019 and 2020, and the condensed consolidated statements of cash flows for the nine months ended September 30, 2019 and 2020, are unaudited. These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position as of September 30, 2020, and its results of operations for the periods presented. The results of operations for the three and nine months ended September 30, 2020, are not necessarily indicative of the results to be expected for any subsequent periods, including the year ended December 31, 2020, and therefore should not be relied upon as an indicator of future results. The condensed consolidated balance sheet as of December 31, 2019 included herein was derived from the audited consolidated financial statements as of that date. The accompanying condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2019 and the notes thereto, which are included in the Company’s final prospectus for the Company’s initial public offering filed pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, with the SEC on July 17, 2020.

Reverse Stock Split

On July 8, 2020, the Company’s board of directors approved an amendment to the Company’s certificate of incorporation to effect a 1-for-6.5806 reverse split of its common stock and convertible preferred stock. The par values of the common and convertible preferred stock were not adjusted as a result of the reverse stock split. All authorized, issued and outstanding common stock, convertible preferred stock, stock options, warrants, and related per share amounts contained in the condensed consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented. The reverse stock split was effected on July 9, 2020.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates its estimates, including those related to the estimated useful lives of long-lived assets, clinical trial accruals, fair value of assets and liabilities, Series B convertible preferred stock warrant liability, term loan compound derivative liability, term loan, valuation of the Company’s common stock, income taxes and stock-based compensation. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company holds its cash and cash equivalents in checking and money market accounts. The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts and are stated at fair value.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits, and invests in money market funds. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash and cash equivalents. The Company has not experienced any losses on its deposits of cash and cash equivalents.

The Company’s future results of operations involve a number of other risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s potential product candidates, uncertainty of market acceptance of the Company’s product candidates, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals or sole-source suppliers.

The Company’s product candidates require approvals from the U.S. Food and Drug Administration, or FDA, and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company was denied approval, approval was delayed or the Company was unable to maintain approval for any product candidate, it could have a materially adverse impact on the Company.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over the estimated useful lives of the assets. Upon sale or retirement of assets, the cost and related accumulated depreciation or amortization are removed from the condensed consolidated balance sheet and the resulting gain or loss is reflected in the condensed consolidated statement of operations and comprehensive loss. Maintenance and repairs are charged to the condensed consolidated statement of operations and comprehensive loss as incurred.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of the equity financing.

Impairment of Long-Lived Assets

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future undiscounted net cash flows which the asset or asset group are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds its fair value. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no impairment charges recognized in the three and nine months ended September 30, 2019 and 2020.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and nonfinancial assets and liabilities that are required to be recognized or disclosed at fair value in the condensed consolidated financial statements. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where observable prices or inputs are not available valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

The Company’s financial instruments consist of cash and cash equivalents, receivables due from related-party, accounts payable, the term loan compound derivative liability and the Series B convertible preferred stock warrant liability. The term loan compound derivative liability and the Series B convertible preferred stock warrant liability are re-measured at the end of every period and carried at fair value (Note 3). The recorded value of the Company’s receivables due from related-party and accounts payable approximates its current fair value due to the relatively short-term nature of these items.

Term Loan

The Company accounts for the Loan and Security Agreement, dated as of December 20, 2019, as amended, with Silicon Valley Bank, or SVB, and WestRiver Innovation Lending Fund VIII, LP, or WestRiver, collectively as lenders, and SVB, as administrative agent and collateral agent, as a liability measured at net proceeds less debt discount and is accreted to the face value of the term loan over its expected term using the effective interest method. The Company considers whether there are any embedded features in its debt instruments that require bifurcation and separate accounting as derivative financial instruments pursuant to Accounting Standards Codification, or ASC, Topic 815, Derivatives and Hedging.

Convertible Preferred Stock

The Company records convertible preferred stock net of issuance costs on the dates of issuance, which represents the carrying value. In the event of a change of control of the Company, proceeds will be distributed in accordance with the liquidation preferences set forth in its organization documents unless the holders of convertible preferred stock have converted their convertible preferred stock into common stock. Convertible preferred stock are classified outside of stockholders’ equity (deficit) on the accompanying condensed consolidated balance sheets as events triggering the liquidation preferences are not solely within the Company’s control. The Company has elected not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty of whether or when such an event would occur. Upon the consummation of the Company’s initial public offering in July 2020, all shares of convertible preferred stock outstanding and accrued cumulative dividends automatically converted into 23,934,533 shares of common stock.

Series B Convertible Preferred Stock Warrant Liability

The Company has issued freestanding warrants to purchase its Series B convertible preferred stock. Freestanding warrants for the Company’s convertible preferred stock that are classified outside of permanent equity are recorded at fair value, and are subject to re-measurement at the end of every period until the earlier of the exercise of the warrants or the completion of a liquidation event, including the completion of an initial public offering. Upon exercise, the Series B convertible preferred stock warrant liability would be reclassified to additional paid-in capital, with any change in fair value recognized as a component of other expense, net. Following the Company’s initial public offering, the warrants were automatically converted to warrants to purchase shares of common stock (Note 5). The Company revalued the Series B convertible preferred stock warrants as of the completion of the initial public offering and reclassified the outstanding preferred stock warrant liability balance to additional paid-in capital with no further re-measurement required as common stock warrants are considered permanent equity.

Revenue Recognition

To date, the Company has derived revenue from providing research and development services on a time and materials basis to a related-party.

The Company recognizes such revenues over time as services are delivered, and invoices the customer as the work is incurred in arrears.

The Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services.

To determine revenue recognition for arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation.

As part of the Company’s consideration as to whether the Company has entered into a contract with a customer, it considers whether it is probable that it will collect the consideration it is entitled to in exchange for the goods and services it transfers to the customer. At contract inception, the Company assesses the goods or services promised within each contract that falls under the scope of Topic 606, determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Cost of Services for Related-Party Revenue

The Company incurs costs associated with related-party services including direct labor and associated employee benefits, laboratory supplies, and other expenses. These costs are recorded in cost of services for related-party revenue as a component of total operating expenses in the accompanying condensed consolidated statements of operations and comprehensive loss.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of salaries and benefits, stock-based compensation expense, lab supplies and facility costs, as well as fees paid to nonemployees and entities that conduct certain research and development activities on behalf of the Company and expenses incurred in connection with license agreements (Note 8). Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and recorded in prepaid expenses and other current assets, and then expensed as the related goods are delivered or the services are performed.

Clinical and Manufacturing Accruals

The Company records accruals for estimated costs of research, preclinical studies and clinical trials, and manufacturing development, which are a significant component of research and development expenses. A substantial portion of the Company’s ongoing research and development activities are conducted by third-party service providers, including contract research organizations, or CROs, and contract manufacturing organizations, or CMOs. The Company’s contracts with CROs generally include pass-through fees such as regulatory expenses, investigator fees, travel costs and other miscellaneous costs, including shipping and printing fees. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company accrues the costs incurred under agreements with these third parties based on estimates of actual work completed in accordance with the respective agreements. The Company determines the estimated costs through discussions with internal personnel and external service providers as to the progress or stage of completion of the services and the agreed-upon fees to be paid for such services.

The Company makes significant judgments and estimates in determining the accrual balance at the end of each reporting period. As actual costs become known, the Company adjusts its accruals. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in the Company reporting amounts that are too high or too low in any particular period. To assist in its estimates the Company relies upon the receipt of timely and accurate reporting from its clinical and non-clinical studies and other third-party vendors. Through September 30, 2020, there have been no material differences from the Company’s accrued estimated expenses to the actual clinical trial expenses. However, variations in the assumptions used to estimate accruals, including, but not limited to, the number of patients enrolled, the rate of patient enrollment, and the actual services performed, and related costs may vary from the Company’s estimates, resulting in adjustments to clinical trial expense in future periods. Changes in these estimates that result in material changes to the Company’s accruals could materially affect its financial position and results of operations.

Stock-based Compensation Expense

The Company accounts for stock-based compensation by measuring and recognizing compensation expense for all stock-based payments made to employees, directors and non-employees based on estimated grant-date fair values. The Company uses the straight-line method to allocate compensation expense to reporting periods over each optionee’s requisite service period, which is generally the vesting period, and estimates the fair value of stock-based awards to employees and directors using the Black-Scholes option-pricing model. The Black-Scholes model requires the input of subjective assumptions, including expected volatility, expected dividend yield, expected term, risk-free rate of return and the estimated fair value of the underlying common stock on the date of grant. The Company accounts for the effect of forfeitures as they occur.

Segment Reporting

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions.

Foreign Currency Transactions

The functional currency of the Company’s operation and each of its subsidiaries is U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate prevailing on the balance sheet date. Expenses are translated at the average exchange rates prevailing during the applicable period. Foreign currency transaction gains and losses are included in the consolidated statement of operations and comprehensive loss and recorded in other expense, net, and were immaterial for the three and nine months ended September 30, 2019 and 2020, respectively.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the condensed consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the condensed consolidated financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for the period in which the temporary differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the condensed consolidated statements of operations and comprehensive loss in the period that includes the enactment date. The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. The Company recognizes benefits of uncertain tax positions if it is more likely than not that such positions will be sustained upon examination based solely on their technical merits, as the largest amount of benefit that is more likely than not to be realized upon the ultimate settlement. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit.

Comprehensive Loss

Comprehensive loss is equal to net loss for all periods presented.

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is the same as basic net loss per share, since the effects of potentially dilutive securities are antidilutive given the net loss for each period presented.

The Company applies the two-class method to compute basic and diluted net loss per share when it has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires net loss available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all net loss for the period had been distributed. The Company’s convertible preferred stock participate in any dividends declared by the Company and are therefore considered to be participating securities. The participating securities are not required to participate in the losses of the Company, and therefore during periods of loss there is no allocation required under the two-class method.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842), Leases (ASU 2016-02). ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. ASU No. 2016-02 will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. In June 2020, the FASB issued ASU No. 2020-05, which extends the effective date of ASU No. 2016-02 for non-public business entities, including smaller reporting companies, to fiscal years beginning after December 15, 2021. The new standard is effective for the Company beginning January 1, 2022 (or earlier if the Company ceases to be an emerging growth company). Early adoption is permitted. The Company is currently evaluating the effects of the adoption of this guidance on its condensed consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2021. ASU 2019-12 is effective for the Company beginning January 1, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the effects of the adoption of this guidance on the Company’s financial statements and does not expect it to have a material impact on its condensed consolidated financial statements.

New Accounting Pronouncements Recently Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Company early adopted this guidance on January 1, 2020. The adoption of this guidance did not have a material impact on the Company’s condensed consolidated financial statements.

In September 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The FASB issued final guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. Under the ASU, entities will no longer be required to disclose the amount of transfers between Level 1 and Level 2 of the fair value hierarchy. Public companies will be required to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for public business entities for annual reporting periods, and interim periods within those annual periods, beginning after December 15, 2019, with early adoption permitted. The Company adopted this guidance on January 1, 2020. The adoption of ASU 2018-13 did not have a material impact on its condensed consolidated financial statements.